Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) In Thousands, unless otherwise specified	6 Months Ended					6 Months Ended
	Jun. 30, 2014 U.S. Dollar-denominated interest rate swaps 1 [Member] London Interbank Offered Rate (LIBOR) [Member] USD ($)	Jun. 30, 2014 U.S. Dollar-denominated interest rate swaps 2 [Member] London Interbank Offered Rate (LIBOR) [Member] USD ($)	Jun. 30, 2014 U.S. Dollar-denominated interest rate swaps 3 [Member] London Interbank Offered Rate (LIBOR) [Member] USD ($)	Jun. 30, 2014 U.S. Dollar-denominated interest rate swaps 4 [Member] London Interbank Offered Rate (LIBOR) [Member] USD ($)	Jun. 30, 2014 Euro-denominated interest rate swaps [Member] EUR (€)	Jun. 30, 2014 Euro-denominated interest rate swaps [Member] Euro Interbank Offered Rate Euribor [Member] USD ($)	Jun. 30, 2014 Interest rate swap agreements [Member] USD ($)
Derivative [Line Items]
Principal Amount	$ 400,757	$ 3,653,623	$ 500,000	$ 469,066	€ 241,700	$ 330,845
Fair Value / Carrying Amount of Asset / (Liability)	$ (91,531)	$ (362,136)	$ (7,416)	$ 121,309		$ (44,034)	$ (383,808)
Weighted-Average Remaining Term (Years)	22 years 7 months 6 days	6 years 1 month 6 days	1 year 2 months 12 days	22 years 7 months 6 days		6 years 6 months
Fixed Interest Rate	4.90%	3.60%	3.10%	4.80%		3.10%